Consolidated Statements of Changes in Equity $ in Thousands		CAD ($) shares		Share Capital CAD ($) shares	Reserves CAD ($)	Share-Based Compensation CAD ($)	Compensation Options/ Warrants/Shares Expired CAD ($)	Change in Ownership Interest CAD ($)	Obligation to Issue Shares CAD ($)	Accumulated Other Comprehensive Income (Loss) CAD ($)	Fair Value CAD ($)	Deferred Tax CAD ($)	Foreign Currency Translation CAD ($)	Deficit CAD ($)	Non-Controlling Interests CAD ($)
Beginning balance (in shares) at Mar. 31, 2023 | shares	[1]			34,526,931
Beginning balance at Mar. 31, 2023		$ 521,705		$ 6,841,234	$ 154,040	$ 212,340	$ 28,086	$ (86,800)	$ 414	$ (212,365)	$ (214,391)	$ 18,919	$ (16,893)	$ (6,292,265)	$ 31,061
Shares issued for business combinations (in shares) | shares	[1]			6,948,994
Shares issued for business combinations		36,482		$ 32,915	3,567				3,567
Shares released for earn out payment related to business combination (in shares) | shares	[1]			57,008
Shares released for earn out payment related to business combination		353		$ 353
Shares issued for convertible debenture repurchases (in shares) | shares	[1]			7,259,329
Shares issued to repurchase convertible debentures		54,680		$ 54,680
Shares issued under equity financing (in shares) | shares	[1]			5,576,785
Shares issued under equity financing		40,684		$ 41,098	(414)				(414)
Share issuance costs		(3,215)		(3,215)
Deferred tax on share issuance costs		(1,278)		$ (1,278)
Shares issued under share-based compensation plans (in shares) | shares	[1]			176,725
Shares issued under share-based compensation plans		0		$ 5,629	(5,629)	(5,629)
Share-based compensation		10,787			10,787	10,787
Put option liability		2,119												2,119
Change in ownership interests in subsidiaries		2,572												(12,208)	14,780
Comprehensive income (loss)		(63,019)	[2]							6,307	4,733		1,574	(65,582)	(3,744)
Other (in shares) | shares	[1]			25
Ending balance (in shares) at Mar. 31, 2024 | shares	[1]			54,545,797
Ending balance at Mar. 31, 2024		601,870		$ 6,971,416	162,351	217,498	28,086	(86,800)	3,567	(206,058)	(209,658)	18,919	(15,319)	(6,367,936)	42,097
Shares issued for business combinations		(390)		$ 3,177	(3,567)				(3,567)
Shares released for earn out payment related to business combination (in shares) | shares				1,190,432
Shares released for earn out payment related to business combination		7,452		$ 7,452
Share issuance costs		$ (461)		$ (461)
Exercise of stock options (in shares) | shares		111,661		111,661
Exercise of stock options		$ 0		$ 459	(459)	(459)
Shares issued under share-based compensation plans (in shares) | shares				386,341
Shares issued under share-based compensation plans		821		$ 9,111	(8,290)	(8,290)
Share-based compensation		8,935			8,935	8,935
Put option liability		(2,077)												(2,077)
Comprehensive income (loss)		(7,559)								(9,150)	0		(9,150)	2,268	(677)
Ending balance (in shares) at Mar. 31, 2025 | shares				56,234,231
Ending balance at Mar. 31, 2025		$ 608,591		$ 6,991,154	$ 158,970	$ 217,684	$ 28,086	$ (86,800)	$ 0	$ (215,208)	$ (209,658)	$ 18,919	$ (24,469)	$ (6,367,745)	$ 41,420

[1]	Comparative information has been adjusted due to 1:10 reverse stock split.
[2]	Comparative information has been adjusted due to discontinued operations see Note 8(b).